Stock Option Plans	6 Months Ended
Jul. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plans
Stock Option Plans
We maintain two share-based compensation plans: the 2017 Equity Incentive Plan (2017 Plan), and the 2008 Equity Incentive Plan (2008 Plan) and collectively with the 2017 Plan, the Stock Plans. In March 2017, our board of directors adopted our 2017 Plan, which our stockholders approved in March 2017. The 2017 Plan became effective on April 27, 2017, the effective date of our IPO, and serves as the successor to our 2008 Plan. We do not expect to grant any additional awards under the 2008 Plan. Outstanding awards under the 2008 Plan continue to be subject to the terms and conditions of the 2008 Plan.
In March 2017, we increased the number of shares of common stock reserved for grant under the 2008 Plan by 2,000,000 shares.
In March 2017, we adopted the 2017 Plan with a reserve of 30,000,000 shares of our common stock for issuance under our 2017 Plan, plus an additional number of shares of common stock equal to any shares reserved but not issued or subject to outstanding awards under our 2008 Plan on the effective date of our 2017 Plan, plus, on and after the effective date of our 2017 Plan, (i) shares that are subject to outstanding awards under the 2008 Plan which cease to be subject to such awards, (ii) shares issued under the 2008 Plan which are forfeited or repurchased at their original issue price, and (iii) shares subject to awards under the 2008 Plan that are used to pay the exercise price of an option or withheld to satisfy the tax withholding obligations related to any award. The number of shares reserved for issuance under our 2017 Plan will increase automatically on the first day of February of each calendar year during the term of the 2017 Plan by a number of shares of common stock equal to the lesser of (i) 5% of the total outstanding shares our common stock as of the immediately preceding January 31st or (ii) a number of shares determined by our board of directors.
As of July 31, 2017 there are 79,258,322, shares of common stock were reserved and available for future issuance under the the Stock Plans.
The Stock Plans provides for stock options to be granted at an exercise price not less than 100% of the fair market value at the grant date as determined by our board of directors, unless, with respect to incentive stock options, the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of ten years from the grant date, are exercisable upon vesting unless otherwise designated for early exercise by the board of directors at the time of grant, and generally vest over a four year period, with 25% vesting after one year and then ratably on a monthly basis for the remaining three years.
The following tables summarize stock option activity and related information:

		Options Outstanding
	Shares Available for Grant	Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
					(in thousands)
Balance — January 31, 2015	1,017,709	30,848,554	$3.59	—	—
Additional shares reserved	5,858,469	—	—	—	—
Restricted stock activity, net	(6,749,712)	—	—	—	—
Granted	(1,318,890)	1,318,890	17.94	—	—
Exercised	—	(5,838,389)	1.87	—	—
Canceled	1,493,769	(1,493,769)	6.28	—	—
Shares in lieu of taxes	36,206	—	—	—
Plan shares expired	(854)	—	—	—
Balance — January 31, 2016	336,697	24,835,286	4.60	6.9	$497,338
Additional shares reserved	10,001,250	—	—	—	—
Restricted stock activity, net	(10,193,963)	—	—	—
Granted	(370,480)	370,480	17.85	—	—
Exercised		(1,157,625)	3.10	—	—
Canceled	808,462	(808,462)	10.74	—	—
Plan shares expired	(882)	—	—	—
Balance — January 31, 2017	581,084	23,239,679	$4.67	6.0	$319,016
Additional shares reserved (unaudited)	32,000,000	—	—	—	—
Restricted stock activity, net (unaudited)	(2,865,041)	—	—	—
Granted (unaudited)	(39,300)	39,300	20.67	—	—
Exercised (unaudited)		(895,118)	2.31	—	—
Canceled (unaudited)	172,419	(172,419)	12.30	—	—
Plan shares expired (unaudited)	(230)	—	—	—
Balance — July 31, 2017 (unaudited)	29,848,932	22,211,442	$4.73	5.4	$279,685
Exercisable — January 31, 2017		19,434,627	$3.61	5.7	$286,994
Vested or expected to vest — January 31, 2017		22,975,081	$4.56	5.9	$317,798
Exercisable — July 31, 2017 (unaudited)		20,312,954	$3.86	5.2	$272,663
Vested or expected to vest — July 31, 2017 (unaudited)		22,211,442	$4.73	5.4	$279,685

As of January 31, 2016 and 2017 and July 31, 2017, there were no unvested options exercisable.
The total intrinsic value of options exercised during the years ended January 31, 2016 and 2017 was $160.0 million and $18.3 million, respectively, and during the six months ended July 31, 2016 and 2017 was $12.4 million and $12.2 million, respectively. The intrinsic value is the difference between the current fair market value of the stock for accounting purposes at the time of exercise and the exercise price of the stock option. As we have accumulated net operating losses, no future tax benefit related to option exercises has been recognized.
The weighted‑average grant‑date value of employee options granted during the years ended January 31, 2016 and 2017 was $15.54 and $9.37 per share for, respectively, and for the six months ended July 31, 2016 and 2017 was $10.24 and $8.83, respectively. The value of employee options for stock‑based compensation expense purposes is estimated at the grant date using the Black‑Scholes option‑pricing model with the following weighted‑average assumptions:

	Year Ended January 31,		Six Months Ended July 31,
	2016	2017	2016	2017
Volatility	44.3%	47.9%	47.9%	45.5%
Risk-free interest rate	1.7%	2.0%	1.4%	2.0%
Expected term (in years)	6.1 years	6.0 years	6.0 years	6.1 years
Expected dividends	—%	—%	—%	—%

The unamortized stock‑based compensation expense for options of $27.3 million and $18.5 million at January 31, 2017 and July 31, 2017, respectively, will be recognized over the average remaining vesting period of 1.5 years and 1.7 years, respectively.
We issue RSUs to employees and directors. For new employee grants, the RSUs generally meet the service‑based condition over a four-year period, with 25% met after one year and then ratably on a quarterly basis for the remaining three years. For continuing employee grants, the RSUs generally meet the service‑based condition pro‑rata quarterly over the four‑year period (without a one‑year cliff).
The employee RSUs issued prior to our IPO under the 2008 Plan have two vesting conditions: (1) a service‑based condition and (2) a liquidity event‑related performance condition which is considered a performance‑based condition. On March 8, 2017, our board of directors modified the terms of the majority of our RSUs. Prior to the modification, if the liquidity event‑related performance condition was an IPO, employees were required to continue to provide service for six months following the effective date of an IPO. The modification removed the requirement, for the majority of RSUs, that the RSU recipient must continue to provide service for six months following the effective date of an IPO in order to vest in the award, with such shares to be issued on a date to be determined by our board of directors. All other significant terms of the RSUs remained unchanged. The modification established a new measurement date for these modified RSUs.
The liquidity event‑related performance condition was achieved for the majority of our RSUs and became probable of being achieved for the remaining RSUs on April 27, 2017, the effective date of our IPO. We recognized stock‑based compensation expense using the accelerated attribution method with a cumulative catch‑up of stock‑based compensation expense in the amount of $181.5 million for the six months ended July 31, 2017, attributable to service prior to such effective date.
The total fair value of RSUs vested and converted to shares was $22.5 million and $1.0 million for the years ended January 31, 2016 and 2017, respectively, and $0.5 million and $0.7 million for the six months ended July 31, 2016 and 2017, respectively.
Restricted stock activity is as follows:

	Restricted Stock Units Outstanding
	Number of Restricted Stock Units	Weighted- Average Grant Date Fair Value Per Share
Balance — January 31, 2015	5,278,205	$25.80
Granted	7,559,269	26.16
Canceled	(809,557)	23.99
Vested and converted to shares	(799,552)	25.82
Balance — January 31, 2016	11,228,365	26.17
Granted	12,152,584	19.25
Canceled	(1,958,621)	25.03
Vested and converted to shares	(48,306)	24.85
Balance —January 31, 2017	21,374,022	22.36
Granted (unaudited)	3,531,520	16.55
Canceled (unaudited)	(666,479)	16.43
Vested and converted to shares (unaudited)	(41,115)	22.38
Balance —July 31, 2017 (unaudited)	24,197,948	$15.25

The number of RSUs outstanding at July 31, 2017 in the table above includes 6,025,651 shares of common stock subject to RSUs that vested upon or subsequent to the effective date of our IPO and will be issued on a date to be determined by our board of directors.
The unamortized stock‑based compensation expense for RSUs was $477.0 million at January 31, 2017. This unamortized stock‑based compensation expense relates to the expense associated with the employee RSUs because there was a performance‑based requirement for vesting. The unamortized stock‑based compensation expense for RSUs of $153.2 million at July 31, 2017 will be recognized over the average remaining vesting period of 1.6 years.
In May 2015, an unrelated third party initiated a cash tender offer which was completed in July 2015 for the purchase of shares of our common stock from specified categories of current and former employees who sold a total of 4,079,131 shares of our common stock to the unrelated third party. The purchase price per share in the tender offer was in excess of the fair value of our common stock at the time of the transaction and accordingly, upon completion of the transaction, we recorded $16.6 million as stock‑based compensation expense related to the excess of the selling price per share of common stock paid to our employees over the fair value of the tendered shares.
This tender offer was a qualifying liquidity event under the 2008 Plan governing RSUs, meaning the performance condition was achieved for those RSUs that had met the service‑based condition as of this date. Upon the close of the transaction, we recorded $19.7 million of stock‑based compensation expense, using the accelerated attribution method, for the RSUs for which both vesting conditions had been achieved.
2017 Employee Stock Purchase Plan
In March 2017, we adopted our 2017 Employee Stock Purchase Plan (ESPP). The ESPP became effective on April 27, 2017, the effective date of our IPO. Our ESPP is intended to qualify as an employee stock purchase plan under Section 423 of the United States Internal Revenue Code of 1986, as amended (Code). Purchases will be accomplished through participation in discrete offering periods. The first offering period and purchase period began on April 27, 2017 and will end on December 20, 2017 (or such other date determined by our board of directors or our compensation committee). Each subsequent offering period will be for six months (commencing each June 21 and December 21) and will consist of one six‑month purchase period, unless otherwise determined by our board of directors or our compensation committee.
Under our ESPP, eligible employees will be able to acquire shares of our common stock by accumulating funds through payroll deductions. Our employees generally are eligible to participate in our ESPP if they are employed by us for at least 20 hours per week and more than five months in a calendar year. Employees who are 5% stockholders, or would become 5% stockholders as a result of their participation in our ESPP, are ineligible to participate in our ESPP. We may impose additional restrictions on eligibility. Our eligible employees are able to select a rate of payroll deduction between 1% and 15% of their base cash compensation. The purchase price for shares of our common stock purchased under our ESPP is 85% of the lesser of the fair market value of our common stock on (i) the first trading day of the applicable offering period and (ii) the last trading day of each purchase period in the applicable offering period. No participant has the right to purchase shares of our common stock in an amount, when aggregated with purchase rights under all our employee stock purchase plans that are also in effect in the same calendar year(s), that has a fair market value of more than $25,000, determined as of the first day of the applicable purchase period, for each calendar year in which that right is outstanding. In addition, no participant is permitted to purchase more than 2,500 shares during any one purchase period or such lesser amount determined by our compensation committee or our board of directors. Once an employee is enrolled in our ESPP, participation will be automatic in subsequent offering periods. An employee’s participation automatically ends upon termination of employment for any reason.
We initially reserved 3,000,000 shares of our common stock for issuance under our ESPP. The number of shares reserved for issuance under our ESPP will increase automatically on February 1st of each of the first 10 calendar years following the first offering date by the number of shares equal to the lesser of either (i) 1% of the total outstanding shares of our common stock as of the immediately preceding January 31st (rounded to the nearest whole share) or (ii) a number of shares of our common stock determined by our board of directors. As of July 31, 2017, $3.9 million has been withheld on behalf of employees for a future purchase under the ESPP and is recorded in other accrued compensation.